Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:
Computer equipment	3 years
Furniture and office equipment	5 years
Leasehold improvements	Shorter of lease term or 5 years

Schedule of Disaggregated Information of Revenue	Disaggregated information of revenue by major sources are as follows:
	For the Years Ended March 31, 2024
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$371,930	$3,998	$375,928
exchanges in United States	19,130	3,121	22,251

Underwriting and placement income related to
equity securities	109,316	-	109,316
bonds and others	43,322	-	43,322

Introducing and referral income	264,941	-	264,941

Handling income on
custodian services	108,218	2,078	110,296
dividend collection	17,518	52	17,570

Revenue from contracts with customers recognized over time
Advisory fees	420,918	-	420,918

Interest income and others	42,489	1,438	43,927
	$1,397,782	$10,687	$1,408,469
	For the Years Ended March 31, 2023
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$445,057	$10,854	$455,911
exchanges in United States	365,281	78,525	443,806
other exchanges	831	364	1,195

Underwriting and placement income related to
equity securities	914,234	-	914,234
bonds and others	660,379	-	660,379

Introducing and referral income	278,688	-	278,688

Handling income on
custodian services	350,706	2,262	352,968
dividend collection	17,167	13	17,180

Revenue from contracts with customers recognized over time
Investment management fee income	30,622	2,840	33,462

Interest income and others	91,311	10,162	101,473
	$3,154,276	$105,020	$3,259,296

	For the Years Ended March 31, 2022
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$548,300	$40,637	$588,937
exchanges in United States	183,226	693,681	876,907
other exchanges	9,810	1,083	10,893

Underwriting and placement income related to
equity securities	293,709	-	293,709
bonds and others	61,662	-	61,662

Introducing and referral income	210,009	-	210,009

Handling income on
custodian services	69,774	-	69,774
dividend collection	106,706	498	107,204

Revenue from contracts with customers recognized over time
Investment management fee income	21,368	1,793	23,161

Interest income and others	58,587	5,593	64,180
	$1,563,151	$743,285	$2,306,436

Schedule of Interest Income and Others Recognized	Interest income and others recognized for the years ended March 31, 2024, 2023 and 2022 is broken down as below.
	For the Years Ended March 31,
	2024	2023	2022
Interests on bank deposits	$1,830	$314	$10
Interests on customers’ overdue	36,838	47,001	60,828
Government subsidies	-	50,822	-
Sundry income	5,259	3,336	3,342
	$43,927	$101,473	$64,180

Schedule of Exchange Rates Used in Preparing Financial Statements	The following table outlines the exchange rates that are used in preparing these consolidated financial statements:
	As of March 31,
	2024	2023
Year-end spot rate	7.8259	7.8500
	For the Years Ended March 31,
	2024	2023	2022
Average rate	7.8252	7.8392	7.7843